RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Schedule of Classification Differences Between The Financial Statements and Form 5500 (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,372,959,000	$ 2,197,248,000
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,160,178)	(20,633,206)
Net assets available for benefits per Form 5500	$ 2,361,799,359	$ 2,176,615,313